Taxes on Income (Schedule Of Deferred Income Taxes) (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Deferred tax assets:
Net operating loss carry forward	$ 76,348	$ 65,148
Temporary differences:
Allowance for credit loss	15,990	17,087
Research and development	7,796	6,092
Lease liabilities	3,753	3,891
Unrealized foreign exchange gains/losses	2,414	2,285
Vacation	960	591
Severance	1,001	1,090
Other	1,134	1,652
Deferred tax asset before valuation allowance	109,396	97,836
Valuation allowance	(103,409)	(93,529)
Deferred tax asset	5,987	4,307
Deferred tax liabilities:
Right-of-use lease assets	(4,033)	(4,140)
Intangible assets	(1,258)	0
Other including property and equipment, net	(696)	(167)
Deferred tax asset, net	$ 0	$ 0